Document And Entity Information	Sep. 22, 2025
Document Information Line Items
Entity Central Index Key	0002085932
Document Type	S-1
Entity Registrant Name	Climate Transition Special Opportunities SPAC I
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false